Summary of Significant Accounting Policies (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	$ 3,157	$ 2,562	$ 1,801
Additions to deferred contract acquisition costs	2,010	1,463	1,378
Amortization of deferred contract acquisition costs	(1,134)	(868)	(617)
Ending balance	4,033	3,157	2,562
Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	1,280	970	737
Deferred contract acquisition costs, noncurrent	2,753	2,187	1,825
Total deferred contract acquisition costs	4,033	3,157	2,562
Cost to fulfill a contract [Member]
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	613	0
Additions to deferred contract acquisition costs	956	659
Amortization of deferred contract acquisition costs	(212)	(46)
Ending balance	1,357	613	0
Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	323	133
Deferred contract acquisition costs, noncurrent	1,034	481
Total deferred contract acquisition costs	$ 1,357	$ 613	$ 0